LEASES (Tables)	12 Months Ended
Feb. 28, 2022
LEASES
Schedule of Supplemental information of the leases

	For the year ended,	For the year ended,
	February 28,	February 28,
	2021	2022
Cash payments for operating leases	$419,926	$335,659
Right-of-use assets obtained in exchange for operating lease liabilities	929,787	474,965

Schedule of Maturity analysis for operating lease liabilities

As of February 28,
Fiscal year ending	2022

February 2023	$65,851
February 2024	65,817
February 2025	45,220
February 2026	32,053
February 2027	23,591
Thereafter	54,403

Total future lease payments	$286,935
Less: Imputed interest	(44,842)

Present value of operating lease liabilities	$242,093